FINANCIAL RISK FACTORS (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL RISK FACTORS
Schedule of foreign currency sensitivity

Effect on profit
	Change in GBP	before tax
	rate	$’000
2024	+/-10%	+/-2

2023	+/-10%	+/-74

Effect on profit
	Change in CAD$	before tax
	rate	$’000
2024	+/-10%	+/-172

2023	+/-10%	+/-365

Schedule of interest rate sensitivity

Effect on
	Increase/decrease	profit before tax
	in basis points	$’000
2024	+/-180	+/-15

2023	+/-180	+/-464

Schedule of contractual undiscounted cash flows

	Less than 1	Between 1	Between 2
	year	and 2 years	and 5 years	Over 5 years
At 31 December 2024
Loans	439	418	—	—
Issued debt - bonds	—	—	39,304	—
At December 2023
Loans	14,320	9,830	197	—
Issued debt - bonds	—	—	38,170	—